Fees Summary	Jun. 01, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 12,308,360
Previously Paid Amount	0.00
Total Fee Amount	1,699.78
Total Offset Amount	0.00
Net Fee	1,699.78
Narrative - Max Aggregate Offering Price	$ 12,308,360
Final Prospectus	true